REVENUES - Contract Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in contract liability
Contract liability as of beginning of period	$ 67.7	$ 66.9
Revenue recognized: Amounts included in the contract liability at the beginning of the period	(67.7)	(66.9)
Increases due to invoices issued, excluding amounts recognized as revenues during the period	70.2	66.2
Business combination	6.5	1.5
Contract liability as of end of period	$ 76.7	$ 67.7